Report Of The Directors Financial Review Risk Report - Changes in expected credit losses and other credit impairment (Details) - Allowance for ECL - Financial instruments including loan commitments and financial guarantees - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	$ (3,398)	$ (3,579)
Discontinued operations
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	(49)	(5)
Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	$ (3,447)	$ (3,584)